Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities Other (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance for loan losses	$ 937,994	$ 978,754
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Allowance for loan losses	320	353
Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	521,199	681,029	$ 747,617
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	273,931	189,485
Loans and accounts receivable at amortized cost [member]. | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	521,199	681,029
Loans and accounts receivable at amortized cost [member]. | Mortgage [member]
Disclosure of financial assets [line items]
Allowance for loan losses	100,844	77,298
Loans and accounts receivable at amortized cost [member]. | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 273,931	$ 189,485